MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 3,067,000	$ 1,972,000
Depreciation expense	1,708,000	1,647,000
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	923,000	325,000
Ore and concentrate inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	39,000
Depreciation expense	397,000
Cost of Saless [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	74,000	79,000
General Expenses And Site Maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	3,543,000
Depreciation expense	$ 1,634,000	$ 1,568,000